Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current taxes
Current taxes	₨ (1,775)			₨ (3,094)	₨ (7,377)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	(2,760)			480	250
Total income tax expense recognized in the income statement	(4,535)	$ (70)		(2,614)	(7,127)
Country of domicile [member]
Current taxes
Current taxes	(1,412)			(1,936)	(4,331)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	(379)			223	132
Foreign countries [member]
Current taxes
Current taxes	(363)			(1,158)	(3,046)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	₨ (2,381)			₨ 257	₨ 118

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))